Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents	$ 48,065	$ 48,244
Restricted cash	5,109	8,109
Accounts receivable trade, net	1,037	871
Inventories	1,836	1,634
Prepaid expenses	2,885	3,444
Due from related parties	$ 6,634	$ 9,100
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Other current assets	$ 1,858	$ 1,950
Foreign exchange forward contract	0	46
Net investment in sales type lease, current	2,760	0
Intangible assets	1,931	1,493
Total current assets	72,115	74,891
Fixed assets:
Vessels, net	443,216	506,542
Vessels under construction	70,161	118
Other fixed assets, net	124	160
Total fixed assets	513,501	506,820
Other non-current assets:
Deferred charges and other investments, non-current	23,201	17,426
Restricted cash, non-current	6,300	6,300
Net investment in sales type lease, non-current	22,268	0
Advances in finance lease contracts	3,883	0
Intangible assets, non-current	1,175	67
Operating lease, right of use asset	159	214
Investment in equity securities	830	830
Other non-current assets	30	31
TOTAL ASSETS	643,462	606,579
Current liabilities:
Current portion of long-term debt and other financial liabilities, net of deferred finance costs and debt discounts of $1,249 and $1,963, respectively	46,791	54,940
Trade accounts and other payables	8,963	13,123
Accrued liabilities	15,548	12,222
Operating lease liability, current	93	98
Deferred revenue	2,570	4,934
Financial instruments	68	0
Other current liabilities	6,647	2,745
Total current liabilities	80,680	88,062
Non-current liabilities:
Long-term debt and other financial liabilities, net of current portion and deferred finance costs and debt discounts of $2,360 and $1,835, respectively	248,076	235,220
Operating lease liability, non-current	66	116
Other liabilities, non-current	1,531	1,798
Total liabilities	330,353	325,196
Commitments and contingencies
STOCKHOLDERS EQUITY
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; 20,000 and 20,000 shares issued and outstanding as at June 30, 2026 and December 31, 2025, respectively	0	0
Common stock, $0.0001 par value; 500,000,000 authorized shares as at June 30, 2026 and December 31, 2025; 21,668,198 and 21,114,098 shares issued and outstanding as at June 30, 2026 and December 31, 2025, respectively	2	2
Additional paid-in capital	605,345	600,845
Accumulated deficit	(292,238)	(319,464)
Total Stockholders' equity	313,109	281,383
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 643,462	$ 606,579